Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Total debt	$ 104,898	$ 146,972
Deferred finance fees	(2,028)	(1,871)
Net total debt	102,870	145,101
Total current portion of long-term debt	12,667	15,103
Non-current portion of long-term debt	90,204	129,998
Loans Payable
Current portion of long-term debt	13,373	15,834
Current portion of deferred finance fees	(706)	(731)
Total current portion of long-term debt	12,667	15,103
Non-current portion of long-term debt	90,203	129,998
Nordea SEB Joint Bank Facility
Total debt	0	56,599
Nordea SEB Revolving Facility
Total debt	0	28,954
ABN CACIB Joint Bank Facility
Total debt	93,715	51,339
ABN AMRO Revolving Facility
Total debt	3,983	1,680
IYO Bank Facility
Total debt	$ 7,200	$ 8,400